Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property, Plant and Equipment	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Estimated residual value	0.00%
Estimated useful life (Years)	Shorter of the remaining lease terms and estimated useful lives
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated residual value	0.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	20 years
Minimum [Member] | Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Minimum [Member] | Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	36 years
Maximum [Member] | Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	3.00%
Maximum [Member] | Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	10 years
Estimated residual value	3.00%